Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Financial Assets [Abstract]
Summary of Other Financial Assets
(1)	Other financial assets as of December 31, 2021 and 2022 are as follows:

			2021		2022
			Current	Non-current	Current	Non-current
			In millions of won
Loans	￦		88,406	903,397	132,890	968,468
Less: Allowance for doubtful accounts			(10)	(52,667)	(13)	(54,824)
Less: Present value discount			(807)	(29,248)	(816)	(32,334)

			87,589	821,482	132,061	881,310

Long-term / short-term financial instruments			1,278,014	450,494	666,758	686,322

		￦	1,365,603	1,271,976	798,819	1,567,632

Summary of Loans and Receivables
(2)	Loans as of December 31, 2021 and 2022 are as follows:

		2021
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	28,975	—	(807)	28,168
Loans for housing		25,750	—	—	25,750
Other loans		33,681	(10)	—	33,671

		88,406	(10)	(807)	87,589

Long-term loans
Loans for tuition		431,002	(37,783)	(29,248)	363,971
Loans for housing		282,833	—	—	282,833
Loans for related parties		150,541	(14,861)	—	135,680
Fisheries loan		203	—	—	203
Other loans		38,818	(23)	—	38,795

		903,397	(52,667)	(29,248)	821,482

	￦	991,803	(52,677)	(30,055)	909,071

		2022
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	30,261	—	(816)	29,445
Loans for housing		29,630	—	—	29,630
Other loans		72,999	(13)	—	72,986

		132,890	(13)	(816)	132,061

Long-term loans
Loans for tuition		436,131	(37,783)	(32,334)	366,014
Loans for housing		309,446	—	—	309,446
Loans for related parties		187,728	(17,041)	—	170,687
Other loans		35,163	—	—	35,163

		968,468	(54,824)	(32,334)	881,310

	￦	1,101,358	(54,837)	(33,150)	1,013,371

Summary of Changes in the Allowance for Doubtful Accounts of Loans and Receivables
(3)	Changes in the allowance for doubtful accounts of loans for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020	2021	2022
		In millions of won
Beginning balance	￦	15,094	20,267	52,677
Bad debt expense		5,173	30,942	2,180
Other		—	1,468	(20)

Ending balance	￦	20,267	52,677	54,837

Summary of Long-Term and Short-Term Financial Instruments
(4)	Long-term and short-term financial instruments as of December 31, 2021 and 2022 are as follows:

		2021		2022
		Current	Non-current	Current	Non-current
		In millions of won
Time deposits	￦	976,899	103,607	428,813	130,570
CD		—	—	30,000	—
Others		301,115	346,887	207,945	555,752

	￦	1,278,014	450,494	666,758	686,322